Average Annual Total Returns{- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-13 - Fidelity Simplicity RMD 2025 Fund	Fidelity Simplicity RMD 2025 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2025 Fund Return Before Taxes Since Inception		Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions Since Inception		Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2025 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		IXXRW Past 1 year	IXXRW Since Inception
Total	13.70%	15.74%	[1]	12.67%	14.60%	[1]	8.45%	11.78%	[1]	7.51%	5.35%	[1]	12.95%	14.41%	[1]

[1]	(a)From August 16, 2019